Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Maximum remaining term for investment purchased for estimating at cost	90 days
Decrease in valuation due to net credit risk adjustment	$ 91	$ 111
Decrease in valuation due to liquidity adjustments	$ 84	$ 107